Related Parties Balance and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Parties Balance and Transactions [Abstract]
Schedule of Consulting Service Provided from a Related Party
Name of related parties	Relationship with the Group
Nanjing Benyu Investments Management Limited	A company controlled by the management of a shareholder of the Group
Guangzhou Shennong Xuanpin Products Sales Co., Ltd.	A company controlled by the management of the Group
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	A company controlled by the management of the Group
Guangzhou Aopolikang Biotechnology Co., Ltd.	A company controlled by the management of the Group
Guangzhou Liwan Linghai Medical Outpatients Department	A company invested by the Group
Guangzhou Aixiangbao Investment Limited Liability Partnership	A company controlled by the management of the Group
Chunong Diet Therapy (Guangzhou) Sales Co., Ltd.	A company controlled by the management of the Group
Zhenyang Shi	Chief Executive Officer (“CEO”) of the Group
Li Xu	CEO’s spouse
Wanmei Shi	CEO’s sister
Aihua Peng	Close relative of the management of a shareholder
Guoji Luo	Management of the Group
Yongan Zhong	Management of the Group
Dexiang Wei	Management of the Group
Yi Zhi	Management of the Group
Tibet Huijian Management Consulting Partnership (Limited Partnership) (previously known as Dazi Jinnuo Huijian Investment Management Partnership Enterprise (Limited Partnership))	A shareholder’s related party
Jiangsu Gaotou Bangsheng Venture Capital Partnership (Limited Partnership)	A shareholder of the Group
Nanjing Bangsheng Juyuan Venture Capital Partnership (Limited Partnership) (formerly known as Nanjing Bangsheng Juyuan Investment Management Partnership (Limited Partnership))	A shareholder of the Group
Guangdong Qicheng Youth Venture Capital Partnership (L.P.)	A shareholder of the Group
Guangzhou Golden Pomegranate Digital Media Co., Ltd. (before June 11, 2024)	A company controlled by the management of the Group

Name of related parties	Relationship with the Group
Shanghai Guohong Kaiyuan Investment Center (Limited Partnership)	A shareholder of the Group
Shanghai Chuangye Jieli Taili Venture Capital Center (L.P.)	A shareholder of the Group
Dan Hong (H.K.) Technology Limited	A shareholder of the Group
Shanghai Zhongwei Anjian Venture Capital Investment LLP (Limited Partnership)	A shareholder of the Group
Beijing HongShan Enterprise Information Management Consulting Center (Limited Partnership) (formerly known as Beijing Sequoia Enterprise Information Management Consulting Center (Limited Partnership))	A shareholder of the Group
Guangdong Ginkgo Guangbo Venture Capital Partnership (L.P.)	A shareholder of the Group
Shanghai Jinglin Jinghui Equity Investment Center (L.P.)	A shareholder of the Group
Shenzhen Sharing Precision Medical Investment Partnership (Limited Partnership)	A shareholder of the Group
Zhuhai Huajin Chuangying No.1 Equity Investment Fund Partnership (Limited Partnership)	A shareholder of the Group
Alps Innovation Limited	A shareholder of the Group
Neijiang Yunrui Investment Partnership (Limited Partnership)	A shareholder of the Group
Beijing Gaotejia Technology Partnership (Limited Partnership)	A shareholder of the Group
General technology Group Investment Management Co., Ltd.	A shareholder of the Group
Nova Compass Investment Limited	A shareholder of the Group
Guangzhou Hikvision Enterprise Management Consulting Service Partnership Enterprise (Limited Partnership)	A company controlled by the management of the Group
Guangzhou Qingbai Operation Management Co., Ltd.	A company controlled by the management of the Group
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly known as Guangzhou Brother Youyi Business Internet Co. Ltd.) (after August 22, 2025)	A company controlled by the management of the Group
Foshan Nanhai Zhongyi Qifa Clinic Co., Ltd.	A company controlled by the management of the Group
Dazinuojin Enterprise Management Consulting Co., Ltd.	A shareholder of the Group

Schedule of Accounts Payable and Receivable Related Party

a) Accounts receivable — a related party

As of December 31, 2025 and June 30, 2026, the amount of accounts receivable — a related party consisted of the followings:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	831,436	987,580	145,551

b) Accounts payable — a related party

As of December 31, 2025 and June 30, 2026, the amount of accounts payable — a related party consisted of the followings:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Guangzhou Aopolikang Biotechnology Co., Ltd.	7,296	20,588	3,034

Schedule of Amount Due From Related Parties

c) Amount due from related parties

The balance of due from related parties represents advances to the related parties. The balances advanced to the related parties are unsecured, non-interest bearing and due on demand. As of December 31, 2025 and June 30, 2026, amount due from related parties consisted of the followings:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Yi Zhi	185,676	185,676	27,365
Dazinuojin Enterprise Management Consulting Co., Ltd.	—	1,663,978	245,240
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	256,258	56,095	8,267
Guangzhou Liwan Linghai Medical Outpatients Department	3,040,772	3,152,633	464,641
Wanmei Shi	154,333	230,000	33,898
Total amount due from related parties	3,637,039	5,288,382	779,411

Schedule of Amount Due to Related Parties

As of December 31, 2025 and June 30, 2026, amount due to related parties consisted of the followings:

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Zhenyang Shi*	32,376,056	35,654,059	5,254,758
Aihua Peng*	7,674,638	8,069,638	1,189,317
Nanjing Benyu Investments Management Limited*	4,675,397	4,763,726	702,086
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly known as Guangzhou Brother Youyi Business Internet Co. Ltd.) (after August 22, 2025)	1,108,451	988,450	145,681
Dexiang Wei*	56,533	56,533	8,332
Guoji Luo*	44,089	44,090	6,498
Li Xu	30,500	30,421	4,483
Yongan Zhong	1,200	1,200	177
Total amount due to related parties	45,966,864	49,608,117	7,311,332

*	The balances represent interest payable of the loans from the related parties. The balances are expected to be settled in accordance with the terms of the loans.

Schedule of Loans from Related Parties

e) Loans from related parties

As of June 30, 2026	Balance		Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB	US$
Loans from related parties, current
Nanjing Benyu Investments Management Limited****	1,400,000	206,334	June 30, 2027	10.00%	N/A
Aihua Peng	3,950,000	582,158	Due on demand	20.00%	N/A
Wanmei Shi	96,667	14,247	Due on demand	N/A	N/A
Li Xu	6,802,262	1,002,529	Due on demand	N/A	N/A
Yongan Zhong	2,685	396	Due on demand	N/A	N/A
Dexiang Wei***	242,107	35,682	Due on demand	N/A	N/A
Guoji Luo***	66,126	9,746	Due on demand	N/A	N/A
Total	12,559,847	1,851,092
Loans from related parties, noncurrent
Guangzhou Aixiangbao Investment Limited Liability Partnership*	221,040,859	32,577,391	August 10, 2030	N/A	N/A
Zhenyang Shi**	135,000,000	19,896,538	December 31, 2030	4.90%	N/A
Total	356,040,859	52,473,929

*	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables ofRMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method. In 2025, the agreement was renewed with maturity date of August 10, 2030.

**	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group. In 2025, the loan was renewed with maturity date of December 31, 2030.

***	The related party loan balance as of December 31, 2025 with Dexiang Wei, Guoji Luo were partially repaid during six months ended June 30, 2026.

****	For the six months ended June 30, 2026, the loan was renewed with maturity date of June 30, 2027.

As of December 31, 2025	Balance	Maturity Date	Effective Interest Rate	Collateral/ Guarantee
	RMB
Loans from related parties, current
Nanjing Benyu Investments Management Limited****	3,000,000	June 30, 2026	10.00%	N/A
Aihua Peng	3,950,000	Due on demand	20.00%	N/A
Wanmei Shi	21,000	Due on demand	N/A	N/A
Li Xu	7,984,182	Due on demand	N/A	N/A
Yongan Zhong	2,685	Due on demand	N/A	N/A
Dexiang Wei***	184,087	Due on demand	N/A	N/A
Guoji Luo***	56,355	Due on demand	N/A	N/A
Total	15,198,309
Loans from related parties, noncurrent
Guangzhou Aixiangbao Investment Limited Liability Partnership*	221,040,859	August 10, 2030	N/A	N/A
Zhenyang Shi**	135,350,000	December 31, 2030	4.90%	N/A
Total	356,390,859

*	On August 10, 2021, the Group entered into tripartite agreements with Focus Media, Inc (“Focus Media”) and Guangzhou Aixiangbao Investment Limited Liability Partnership (“Aixiangbao”), 100% owned by Mr. Shi, pursuant to which the Group is released from being the obligor to Focus Media under the liability but the obligor to Aixiangbao as Aixiangbao assumed the obligation on behalf of the Group in the amount of RMB221.0 million, among which included payables ofRMB214.5 million for the year of 2020 and RMB6.5 million for the year of 2021. On September 10, 2021, the Group reached an agreement with Aixiangbao, pursuant to which the Group will not be required to repay the liability for five years and after then Aixiangbao can only require the Group to repay the liability in a non-cash method. In 2025, the agreement was renewed with maturity date of August 10, 2030.

**	The purpose of obtaining loans from Zhenyang Shi is to maintain the daily operation of the Group. In 2025, the loan was renewed with maturity date of December 31, 2030.

***	The related party loan balance as of December 31, 2024 with Dexiang Wei, Guoji Luo were partially repaid during twelve months ended December 31, 2025.

****	In 2025, the loan was renewed with maturity date of June 30, 2026.

Schedule of Future Obligations for Loans from Related Parties

As of June 30, 2026, the Group’s future obligations for loans from related parties according to the terms of the loans are as follows:

For the years ending June 30,	RMB	US$
2027	20,104,846	2,963,088
2028	6,615,000	974,930
2029	6,615,000	974,930
2030	6,615,000	974,930
2031	359,375,544	52,965,401
Total future loan payments	399,325,390	58,853,279
Less: Imputed interest	30,724,684	4,528,258
Total loans from related parties	368,600,706	54,325,021

Schedule of Consulting Service Provided from a Related Party

As of June 30, 2026, the Group’s future obligations for loans from related parties according to the terms of the loans are as follows:

For the years ending June 30,	RMB	US$
2027	20,104,846	2,963,088
2028	6,615,000	974,930
2029	6,615,000	974,930
2030	6,615,000	974,930
2031	359,375,544	52,965,401
Total future loan payments	399,325,390	58,853,279
Less: Imputed interest	30,724,684	4,528,258
Total loans from related parties	368,600,706	54,325,021

f) Sales to a related party

		For the Six Months Ended June 30,
	Nature	2025	2026	2026
		RMB	RMB	US$
Guangzhou Zhiyao Cloud Technology Co., Ltd. (previously known as Guangzhou Guozhi Pharmaceutical Co., Ltd.)	Drug sales	186,556	1,704,810	251,258

g) Purchase from a related party

		For the Six Months Ended June 30,
	Nature	2025	2026	2026
		RMB	RMB	US$
Guangzhou Aopolikang Biotechnology Co., Ltd.	Drug purchase	9,041	13,292	1,959

h) Service provided from a related party

		For the Six Months Ended June 30,
	Nature	2025	2026	2026
		RMB	RMB	US$
Guangzhou Pet Vision Information Technology Co., Ltd. (formerly kown as Guangzhou Brother Youyi Business Internet Co. Ltd.)	Advertising service	626,646	—	—
Guangzhou Zhiyao Cloud Technology Co., Ltd.	Market development and maintenance	256,140	557,426	82,154
Total		882,786	557,426	82,154